Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Entity Registrant Name	General Enterprise Ventures, Inc.
Entity Central Index Key	0000894556
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	87-2765150
Entity Address Address Line 1	1740H Del Range Blvd
Entity Address Address Line 2	Suite 166
Entity Address City Or Town	Cheyenne
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82009
City Area Code	800
Local Phone Number	401-4535
Amendment Description	Amendment No. 3